Restructuring, Impairment and Other Charges - Schedule of Net Restructuring, Impairment and Other Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost And Reserve [Line Items]
Employee Terminations	$ 8	$ 20	$ 5
Other Restructuring Charges	7	7	8
Total Restructuring Charges	15	27	13
Impairment	0	8	102
Other Charges	3	22	17
Total	18	57	132
Total Operating Segments | Print
Restructuring Cost And Reserve [Line Items]
Employee Terminations	6	19	1
Other Restructuring Charges	6	5	6
Total Restructuring Charges	12	24	7
Impairment	0	7	103
Other Charges	3	22	17
Total	15	53	127
Total Operating Segments | Office Products
Restructuring Cost And Reserve [Line Items]
Employee Terminations		1	4
Other Restructuring Charges		2	2
Total Restructuring Charges		3	6
Impairment		1	(1)
Other Charges		0	0
Total		$ 4	$ 5
Corporate
Restructuring Cost And Reserve [Line Items]
Employee Terminations	2
Other Restructuring Charges	1
Total Restructuring Charges	3
Impairment	0
Other Charges	0
Total	$ 3